NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of Risk Classification of Direct Financing Lease Receivables (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Total	$ 122,561,475	$ 121,043,154
Normal [Member]
Total	20,699,228	36,020,088
Abnormal [Member]
Total	$ 101,862,247	$ 85,023,066